GOODWILL	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
GOODWILL
GOODWILL
The following table presents the carrying amount for Brookfield Infrastructure’s goodwill:

US$ MILLIONS	2017	2016
Balance at beginning of the year	$502	$79
Acquisitions through business combinations(1)	815	431
Foreign currency translation and other	(16)	(8)
Balance at end of the year	$1,301	$502

(1)	See Note 5, Acquisition of Business for additional information.